Income Taxes - Movements in the Valuation Allowance (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase for benefit obligation	2.20%	2.10%	3.10%
Rate of compensation increase for net benefit costs	2.10%	3.10%	3.00%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation	1.50%	1.10%	1.00%
Discount rate for net benefit costs	1.10%	1.00%	1.00%
Expected return on plan assets for net benefit costs	4.00%	4.40%	4.90%